Significant accounting policies, judgments, estimates, and assumptions (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies, judgments, estimates, and assumptions
Schedule of estimated useful lives for intangible asset class

Software	3 to 5 years
Licenses	8 to 20 years
Frame Technology	8 years

Schedule of estimated useful lives for property, plant and equipment

Leasehold improvements	1 to 10 years
Technical equipment and machines:	3 to 14 years
Other equipment, furniture and fixtures:	3 to 14 years

Schedule of estimated useful lives for right of use assets

Land and Buildings	1 to 15 years
Vehicles	3 to 4 years
Other equipment	2 to 5 years